UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-198590
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 9	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-22994
Amendment No. 10	☑
(Check appropriate box or boxes.)
Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)
Jefferson National Life Insurance Company of New York

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 9, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on September 9, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
The prospectus supplements dated May 27, 2020, June 1, 2020, July 27, 2020, August 21, 2020 and the prospectuses dated May 1, 2020 and May 1, 2020 as amended August 20, 2020, except as modified herein, and the Statement of Additional Information that were effective May 1, 2020, previously filed with the Commission under SEC file No. 333-198590, are hereby incorporated by reference and made a part of this registration statement.
1

Prospectus supplement dated September 9, 2020
to the following prospectus(es):
Monument Advisor and Monument Advisor New York prospectuses dated May 1, 2020
Monument Advisor Select and Monument Advisor Select New York prospectuses dated August 20, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
(1) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT Multi-Manager International Value Fund, approved the merger of the NVIT Multi-Manager International Value Fund (the "Target Fund") into the NVIT Columbia Overseas Value Fund (the "Surviving Fund"). The merger will be effective on or about October 16, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
(2) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT DFA Capital Appreciation Fund, approved the merger of the NVIT DFA Capital Appreciation Fund (the "Target Fund") into the NVIT Investor Destinations Capital Appreciation Fund (the "Surviving Fund"). The merger will be effective on or about October 23, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
PROS-2020-216

(3) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT DFA Moderate Fund, approved the merger of the NVIT DFA Moderate Fund (the "Target Fund") into the NVIT Investor Destinations Moderate Fund (the "Surviving Fund"). The merger will be effective on or about October 23, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
PROS-2020-216
2

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
(1)	Jefferson National Life of New York Annuity Account 1:
Report of Independent Registered Public Accounting Firm. Statements of Assets, Liabilities and Contract Owners' Equity as of December 31, 2019.

Statements of Operations for the year ended December 31, 2019.

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2019 and 2018.

Notes to Financial Statements.
(2)	Jefferson National Life Insurance Company of New York:
Independent Auditors' Report.

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.

Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.

Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.

Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.

Notes to Statutory Financial Statements.
(B)	Exhibits
(1)	Resolutions of the Board of Directors
(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution Contracts.
(a)	Distribution Agreement.
(i)	Distribution Agreement dated April 1, 2015 between Jefferson National Life Insurance Company of New York and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
(4)	Variable Annuity Contracts.
(a)	Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(b)	Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(c)	Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(5)	Applications.
(a)	Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(6)	Certificates of Incorporation.
(a)	Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.

b)	Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Participation Agreements.
(a)	Form of Amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(b)	Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(c)	Form of Amendment dated November 10, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(d)	Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(e)	Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(f)	Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(g)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(h)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(i)	Form of Amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(j)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(k)	Form of Amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(l)	Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(m)	Form of Participation Agreement dated December 1, 2014 by and between Eaton Vance Variable Trust, Eaton Vance Distributors, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(n)	Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(o)	Form of Participation Agreement dated November 10, 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(p)	Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(q)	Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(r)	Form of Amendment dated December 2014 to Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(s)	Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(t)
(i)	Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(u)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(v)	Form of Participation Agreement dated January 1, 2014 by and among Jefferson National Life Insurance Company of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(w)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(x)	Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(y)	Form of Amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(z)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(aa)	Form of Amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(bb)
(i)	Form of Amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(cc)	Form of Amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(dd)	Form of Amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ee)	Form of Amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ff)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(gg)	Form of Amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(hh)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(jj)	Form of Amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(kk))	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ll)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(mm)	Form of Amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(nn)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(oo)	Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(pp)	Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(qq)	Form of Participation Agreement dated January 1, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(rr)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(ss)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(tt)	Form of Participation Agreement dated September 30, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(uu)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(vv)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(ww)	Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(xx)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(9)	Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable.
(12)	Not Applicable.
(13)	Power of Attorney – Attached hereto
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President – Annuities Marketing	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President – Integrated Relationship Strategies	Rondal L. Ransom
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory Solutions	Jeffrey S. Chandler (1)
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	John S. Lopes
Director	Timothy G. Frommeyer

(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 29, 2020, was 18 and 455 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Secretary	Kathy R. Richards*
Associate Vice President and Treasurer and Director	Joseph F. Vap
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on September 9, 2020.
Jefferson National Life of New York Annuity Account 1
(Registrant)
Jefferson National Life Insurance Company of New York
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on September 9, 2020.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director
JOHN S. LOPES
John S. Lopes, Director
By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact